Shareholders' Equity - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2020	Sep. 26, 2019	Jul. 03, 2019	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 03, 2020	Feb. 21, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares Representing One American Depositary Share				100	100		100		100
Stock Issued During Period, Shares, New Issues	5,620,296
Gross proceeds								$ 1,993,529	$ 19,053,960
2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance	$ 9,500,000
Sale of Stock, Price Per Share	$ 1.70
Amount available under the share purchase commitment facility						$ 22,000,000		22,000,000
Investor Warrants [Member] | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)												2,810,136
Exercise price of warrants (in dollars per ADS)												$ 2.20
Placement Agent Warrants [Member] | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)											449,623
Exercise price of warrants (in dollars per ADS)											$ 2.55
Aspire Capital Fund LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance				$ 30,000,000	$ 20,000,000			$ 2,000,001
Number of Shares to be Issued				40,760,900		117,647,100	40,760,900	117,647,100	40,760,900
Percentage Of Volume Weighted Average Price Indicating Purchase Price				97.00%	97.00%
Stock Issued During Period, Shares, New Issues					30,000,000
Sale of Stock, Number of Shares Issued in Transaction					25,000,000
Gross proceeds		$ 500,000						$ 30,000,000
Amount available under the share purchase commitment facility						$ 22,000,000		22,000,000
Aspire Capital Fund LLC | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance								30,000,000		$ 6,000,000
Stock Issued During Period, Shares, New Issues										460,758,800
Fair value of commitment shares				$ 900,000			$ 900,000		$ 900,000
American Depositary Share | Aspire Capital Fund LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares to be Issued				150,000	150,000		150,000		150,000
Sale of Stock, Description of Transaction				30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs	30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs.
Sale of Stock, Price Per Share					$ 0.25
Share issue price (in dollars per ADS)				$ 0.0001			$ 0.0001		$ 0.0001
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						347,445		$ 347,445
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								1 year 9 months 18 days
2019 Registered Direct Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance			$ 4,500,000
Sale of Stock, Price Per Share			$ 1.90
Stock Issued During Period, Shares, New Issues			2,368,392
Exercise price of warrants (in dollars per ADS)			$ 4.50
2019 Registered Direct Offering | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)			1,184,213
Exercise price of warrants (in dollars per ADS)			$ 3.00
2019 Registered Direct Offering | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)			177,629
Exercise price of warrants (in dollars per ADS)			$ 2.85
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance	$ 9,500,000
Sale of Stock, Price Per Share	$ 1.70
Stock Issued During Period, Shares, New Issues	5,620,296
Private Placement [Member] | Paulson Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)			1,361,842
Private Placement [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)												2,810,136
Exercise price of warrants (in dollars per ADS)			$ 3.00									$ 2.20
Private Placement [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)											449,623
Exercise price of warrants (in dollars per ADS)			$ 2.85								$ 2.55
Employees And Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross						$ 82,102	$ 63,330	$ 166,994	$ 163,834
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								400,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized								276,550,965
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
2014 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
2014 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
American Depositary Share | Aspire Capital Fund LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services				$ 30,000,000	$ 20,000,000
Sale of Stock, Price Per Share				$ 0.25			$ 0.25		$ 0.25